LONG-TERM LOANS FROM BANKS (Tables)	12 Months Ended
Dec. 31, 2015
LONG-TERM LOANS FROM BANKS [Abstract]
Schedule of Long-Term Debt From Banks
	As of December 31,
	2015	2014

In U.S. Dollars, see also B and C below	$101,955	$120,155
In JPY, see also D below	143,675	73,647
Total long-term loans from banks - principal amount	245,630	193,802
Fair value adjustments	(7,900)	(24,026)
Total long-term loans from banks	237,730	169,776
Current maturities	(26,681)	(10,000)
	$211,049	$159,776